Exhibit 99.1

World Omni Auto Receivables Trust 2019-C
Monthly Servicer Certificate
July 31, 2020

Dates Covered
Collections Period	07/01/20 - 07/31/20
Interest Accrual Period	07/15/20 - 08/16/20
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/20	809,844,205.92	40,516
Yield Supplement Overcollateralization Amount 06/30/20	30,332,302.30	0
Receivables Balance 06/30/20	840,176,508.22	40,516
Principal Payments	31,094,693.30	1,217
Defaulted Receivables	1,017,913.75	50
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/20	28,751,840.01	0
Pool Balance at 07/31/20	779,312,061.16	39,249

Pool Statistics	$ Amount	# of Accounts
Pool Factor	71.79%
Prepayment ABS Speed	1.61%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	5,333,342.10	223
Past Due 61-90 days	722,428.86	42
Past Due 91-120 days	538,527.70	25
Past Due 121+ days	0.00	0
Total	6,594,298.66	290

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.82%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.16%
Delinquency Trigger Occurred	NO

Recoveries	833,781.98
Aggregate Net Losses/(Gains) - July 2020	184,131.77
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.26%
Prior Net Losses Ratio	0.70%
Second Prior Net Losses Ratio	0.77%
Third Prior Net Losses Ratio	1.70%
Four Month Average	0.86%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.42%

Overcollateralization Target Amount	8,962,088.70
Actual Overcollateralization	8,962,088.70
Weighted Average APR	4.59%
Weighted Average APR, Yield Adjusted	6.42%
Weighted Average Remaining Term	53.67

Flow of Funds	$ Amount
Collections	39,801,900.21
Investment Earnings on Cash Accounts	1,187.79
Servicing Fee(1)	(700,147.09)
Transfer to Collection Account	-
Available Funds	39,102,940.91

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,159,421.48
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	5,018,936.39
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	16,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,962,088.70
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,282,694.34
(12) Collection Account Redeposits	4,388,000.00

Total Distributions of Available Funds	39,102,940.91
Servicing Fee	700,147.09
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 07/15/20	800,530,997.55
Principal Paid	30,181,025.09
Note Balance @ 08/17/20	770,349,972.46

Class A-1
Note Balance @ 07/15/20	0.00
Principal Paid	0.00
Note Balance @ 08/17/20	0.00
Note Factor @ 08/17/20	0.0000000%

Class A-2a
Note Balance @ 07/15/20	276,700,552.80
Principal Paid	24,939,023.62
Note Balance @ 08/17/20	251,761,529.18
Note Factor @ 08/17/20	81.4129896%

Class A-2b
Note Balance @ 07/15/20	58,160,444.75
Principal Paid	5,242,001.47
Note Balance @ 08/17/20	52,918,443.28
Note Factor @ 08/17/20	81.4129897%

Class A-3
Note Balance @ 07/15/20	336,770,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	336,770,000.00
Note Factor @ 08/17/20	100.0000000%

Class A-4
Note Balance @ 07/15/20	80,300,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	80,300,000.00
Note Factor @ 08/17/20	100.0000000%

Class B
Note Balance @ 07/15/20	32,400,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	32,400,000.00
Note Factor @ 08/17/20	100.0000000%

Class C
Note Balance @ 07/15/20	16,200,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	16,200,000.00
Note Factor @ 08/17/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,251,221.48
Total Principal Paid	30,181,025.09
Total Paid	31,432,246.57

Class A-1
Coupon	1.90481%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.96000%
Interest Paid	451,944.24
Principal Paid	24,939,023.62
Total Paid to A-2a Holders	25,390,967.86

Class A-2b
One-Month Libor	0.17475%
Coupon	0.40475%
Interest Paid	21,578.74
Principal Paid	5,242,001.47
Total Paid to A-2b Holders	5,263,580.21

Class A-3
Coupon	1.96000%
Interest Paid	550,057.67
Principal Paid	0.00
Total Paid to A-3 Holders	550,057.67

Class A-4
Coupon	2.03000%
Interest Paid	135,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	135,840.83

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.1615175
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.0172527
Total Distribution Amount	29.1787702

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.4614676
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	80.6461765
Total A-2a Distribution Amount	82.1076441

A-2b Interest Distribution Amount	0.3319806
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	80.6461765
Total A-2b Distribution Amount	80.9781571

A-3 Interest Distribution Amount	1.6333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6333333

A-4 Interest Distribution Amount	1.6916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6916666

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	166.30
Noteholders' Third Priority Principal Distributable Amount	536.76
Noteholders' Principal Distributable Amount	296.94

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/20	2,699,840.43
Investment Earnings	343.04
Investment Earnings Paid	(343.04)
Deposit/(Withdrawal)	-
Balance as of 08/17/20	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$13,157,418.09	$22,213,427.68	$30,225,231.56
Number of Extensions	509	836	1,145
Ratio of extensions to Beginning of Period Receivables Balance	1.57%	2.55%	3.35%

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

     Such amounts have priority prior to the application of Available Funds.